Cover	Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40292
Entity Registrant Name	two
Entity Central Index Key	0001843988
Entity Tax Identification Number	98-1577238
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	17 Beach Club Drive
Entity Address, City or Town	Stateline
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89449
City Area Code	(310)
Local Phone Number	954-9665
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TWOA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	900 Kearny St.
Entity Address, Address Line Two	Suite 610
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94133